Loans, borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2022
Loans, borrowings and debentures
Schedule of loans, borrowings and debentures
					Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non-current	December 31, 2021	Proceeds	Interest paid	Payments	Interest incurred	Adjustment to present value	Exchange rate change	December 31, 2022	Current	Non-current
Working capital	100% CDI + 2.40% to 6.55% and 8.60% to 12.95%	64,415	98,723	163,138	34,000	(22,868)	(70,069)	22,342	(572)	(137)	125,834	62,335	63,499
Debentures	18.16%	-	45,000	45,000	-	(7,381)	(4,000)	7,381	-	-	41,000	27,206	13,794
		64,415	143,723	208,138	34,000	(30,249)	(74,069)	29,723	(572)	(137)	166,834	89,541	77,293

						Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non-current	December 31, 2020	Additions due to acquisitions	Proceeds	Interest paid	Payments	Interest incurred	Adjustment to present value	Exchange rate change	December 31, 2021	Current	Non-current
Working capital	100% CDI + 2.40% to 5.46% and TJLP + 2.98% and 24%	55,605	41,791	97,396	18,428	88,000	(14,443)	(40,078)	13,919	309	(393)	163,138	64,415	98,723
BNDES Prosoft	TJLP + 2.96%	592	987	1,579	-	-	(26)	(1,574)	21	-	-	-	-	-
Debentures	18.16%	-	-	-	45,000	-	(3,151)	-	3,151	-	-	45,000	-	45,000
		56,197	42,778	98,975	63,428	88,000	(17,620)	(41,652)	17,091	309	(393)	208,138	64,415	143,723

Schedule of maturities of non-current liabilities

The portion classified in non-current liabilities has the following payment schedule:

	December 31, 2022	December 31, 2021
2023	-	70,305
2024	68,602	53,721
2025	8,691	18,797
After 2026	-	900
Total	77,293	143,723